Acquisitions (Details Narrative)						1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 03, 2022 USD ($) shares	Aug. 03, 2021 CAD ($) shares	Jun. 24, 2021 CAD ($) shares	Jun. 24, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) shares	Jan. 31, 2023 shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 CAD ($)	Jul. 09, 2021 CAD ($)	Jun. 24, 2021 CAD ($)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired								$ 398,482	$ 398,482	$ 790,593
Debt Instrument, Face Amount					$ 200,000				$ 899,999				$ 200,000
Common stock issued for cash, shares | shares			987,741	987,741	987,741	23,705
Common stock issued held in escrow value shares | shares		344,957	344,957
Common stock per share | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001
December Thirty First Two Thousand And Twenty Five [Member]
Business Acquisition [Line Items]
Notes Payable											$ 60,000
Mortgage Loan [Member]
Business Acquisition [Line Items]
Notes Payable												$ 490,000
Acquisition Of Gault Seafood [Member]
Business Acquisition [Line Items]
Cash	$ 359,250
Stock issued during period shares acquisitions | shares	167,093
Stock issued during period value acquisitions	$ 359,250
Private Placement [Member]
Business Acquisition [Line Items]
Common stock per share | $ / shares									$ 2.00
T O B C [Member]
Business Acquisition [Line Items]
Transaction Costs				$ 31,000
Stock Purchase Agreement [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired			$ 5,000,000		$ 4,000,000
Taste of BC Aquafarms Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired		$ 1,000,000	$ 1,000,000		$ 1,000,000
Taste of BC Aquafarms Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Cumulative Earnings (Deficit)		1,300,000											1,300,000
Taste of BC Aquafarms Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Cumulative Earnings (Deficit)		$ 1,300,000											$ 1,300,000